Payments, by Category - 12 months ended Dec. 31, 2024 - USD ($)	Total	DEUTSCHE SHELL HOLDING GmbH [Member]	A/S NORSKE SHELL [Member]	SHELL U.K. LIMITED [Member]	SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member]	SHELL DEEPWATER BORNEO B.V. [Member]	SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member]	BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]	SABAH SHELL PETROLEUM COMPANY LIMITED [Member]	SARAWAK SHELL BERHAD [Member]	SHELL ENERGY ASIA LIMITED [Member]	SHELL OIL AND GAS (MALAYSIA) LLC [Member]	SHELL SABAH SELATAN SENDRIAN BERHAD [Member]	SHELL AUSTRALIA PTY LTD [Member]	SHELL EGYPT N.V. [Member]	MEXICO EXPLORATION DEEPWATER [Member]	SHELL PETROLEUM INC. [Member]	SHELL OFFSHORE INC. [Member]	SHELL EXPLORATION AND PRODUCTION COMPANY [Member]	SHELL BRASIL PETROLEO LTDA. [Member]	THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]	SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member]
Payments:
Taxes	$ 10,456,840,201	$ 243,935,441	$ 1,300,962,023	$ 15,464,073	$ 5,228,487	$ 39,001,133	$ 10,343,616	$ (17,715,638)	$ 4,502,043	$ 3,394,907	$ 2,616,753	$ 595,653	$ 4,124,081	$ 694,167,153			$ 53,638,500		$ (400,000)	$ 656,740,954	$ 208,956,393
Royalties	4,322,795,167				8,660,091																328,061,367
Fees	1,913,987,033		122,391	3,374,055												$ 21,527,002					70,468,901	$ 440,468
Prod. Entitlements	11,387,783,976				3,983,642
Bonuses	12,976,786														$ 1,296,435
Infrastructure	1,127,250																	$ 860,822
Total Payments	$ 28,095,510,413	$ 243,935,441	$ 1,301,084,414	$ 18,838,128	$ 17,872,220	$ 39,001,133	$ 10,343,616	$ (17,715,638)	$ 4,502,043	$ 3,394,907	$ 2,616,753	$ 595,653	$ 4,124,081	$ 694,167,153	$ 1,296,435	$ 21,527,002	$ 53,638,500	$ 860,822	$ (400,000)	$ 656,740,954	$ 607,486,661	$ 440,468